Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	GEOVAX LABS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-0455038
Entity Address, Address Line One	1955 Lake Park Drive, Suite 300
Entity Address, City or Town	Smyrna
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30080
City Area Code	678
Local Phone Number	384-7220
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000832489
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Flag	false